Long-Term Liabilities (Tables)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of other noncurrent liabilites

Other long-term liabilities in the accompanying consolidated balance sheets consist of the following (in thousands):

	April 30, 2021	January 31, 2021
Uncertain tax positions; including interest and penalties – long-term	$4,374	$5,794
Warrants	800	900
Other	216	204
Total other long-term liabilities	$5,390	$6,898

Other long-term liabilities in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Uncertain tax positions; including interest and penalties – long-term	$5,794	$6,025
Warrants	900	—
Other	204	1,547
Total other long-term liabilities	$6,898	$7,572